Schedule II Genworth Financial, Inc. (Parent Company Only) - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended		3 Months Ended	1 Months Ended			12 Months Ended
	Mar. 27, 2013 USD ($)	Jan. 31, 2013 USD ($)	Apr. 02, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Section 338 Election USD ($) Y	Dec. 31, 2011 Section 338 Election USD ($)	Dec. 31, 2012 Rivermont Insurance Company I USD ($)	Dec. 31, 2011 Rivermont Insurance Company I USD ($)	Dec. 31, 2010 Rivermont Insurance Company I USD ($)	Jan. 31, 2013 International insurance subsidiaries USD ($)	Dec. 31, 2012 International insurance subsidiaries USD ($)	Dec. 31, 2011 International insurance subsidiaries USD ($)	Dec. 31, 2010 International insurance subsidiaries USD ($)	Jan. 31, 2013 Domestic insurance subsidiaries USD ($)	Dec. 31, 2012 Domestic insurance subsidiaries USD ($)	Dec. 31, 2011 Domestic insurance subsidiaries USD ($)	Dec. 31, 2010 Domestic insurance subsidiaries USD ($)	Dec. 31, 2012 Non-Recourse Funding Obligations USD ($)	Jan. 31, 2012 Non-Recourse Funding Obligations USD ($)	Sep. 30, 2012 Non-Recourse Funding Obligations USD ($)	Mar. 31, 2012 Non-Recourse Funding Obligations USD ($)	Dec. 31, 2011 Non-Recourse Funding Obligations USD ($)	Jul. 31, 2011 Majority-Owned Subsidiary, Unconsolidated USD ($)	Dec. 31, 2010 Majority-Owned Subsidiary, Unconsolidated	Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2010 Parent Company USD ($)	Jan. 31, 2013 Parent Company Domestic insurance subsidiaries USD ($)	Jun. 30, 2010 Genworth Canada 5.68% Senior Notes, due 2020 CAD	Dec. 31, 2011 Genworth Life Insurance Company Non-Recourse Funding Obligations USD ($)	Mar. 27, 2013 Wealth Management Subsidiaries Parent Company USD ($)	Dec. 31, 2012 Wealth Management Subsidiaries Parent Company USD ($)	Dec. 31, 2011 Wealth Management Subsidiaries Parent Company USD ($)	Dec. 31, 2010 Wealth Management Subsidiaries Parent Company USD ($)	Jun. 30, 2011 Class B Floating Rate Subordinated Notes Due 2021 Genworth Financial Mortgage Insurance Pty Limited AUD	Dec. 31, 2010 Senior Notes 4.59% Due 2015 Genworth Canada CAD	Dec. 31, 2012 Floating Rate Subordinated Notes Due 2033 Non-Recourse Funding Obligations USD ($)	Apr. 03, 2000 GEFAHI Senior Notes Senior Unsecured Note Seven Point Eight Five Percent due November Thirty Two Thousand Ten USD ($)	Dec. 31, 2012 GEFAHI Senior Notes Senior Unsecured Note Seven Point Eight Five Percent due November Thirty Two Thousand Ten	Mar. 31, 2010 GEFAHI Senior Notes Senior Unsecured Note Seven Point Two Five Percent due March Thirty First Two Thousand Twenty USD ($)	Dec. 31, 2012 GEFAHI Senior Notes Senior Unsecured Note Seven Point Two Five Percent due March Thirty First Two Thousand Twenty	Dec. 31, 2012 River Lake Insurance Company II (a), Due 2035 USD ($)		Dec. 31, 2011 River Lake Insurance Company II (a), Due 2035 USD ($)		Dec. 31, 2012 River Lake Insurance Company II (a), Due 2035 Non-Recourse Funding Obligations USD ($)	Dec. 31, 2012 River Lake IV Non-Recourse Funding Obligations USD ($)	Sep. 30, 2012 River Lake IV Non-Recourse Funding Obligations USD ($)	Mar. 26, 2012 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Mar. 25, 2011 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Mar. 25, 2010 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Dec. 31, 2012 River Lake IV Class B Floating Rate Subordinated Notes Due 2028	Dec. 31, 2011 River Lake IV Class B Floating Rate Subordinated Notes Due 2028	Dec. 31, 2012 Related to securitization entities USD ($)	Dec. 31, 2011 Related to securitization entities USD ($)
Condensed Financial Statements, Captions [Line Items]
Borrowings related to securitization entities				$ 329		$ 336	$ 396																																																					$ 336	$ 396
Issued notes, aggregate principal amount																																			275						140	150				200										22	28
Subordinated floating rate notes, margin																																									4.75%
Maturity date																																			Jun. 30, 2020						Jun. 30, 2021	Dec. 31, 2015			Nov. 30, 2010		Mar. 31, 2020											May 25, 2028	May 25, 2028
Interest rate																																			5.68%							4.59%		7.85%		7.25%
Repayment of secured debt																																											11												3	6	6
Debt instrument, maturity year																																											2033					2035	[1]	2035	[1]
Repurchase of secured debt																								475		176										175																20	235	270
U.S. GAAP after-tax gain on repurchase transaction																							4	52	21
Secured Debt				2,062		2,066	3,256																																									192	[1]	192	[1]				8
Increase in amortization of DAC, due to loss recognition testing																									25
Net U.S. GAAP after-tax loss																									6	41
U.S. GAAP after-tax loss on reinsurance transaction																								93
Pre-tax gain on repurchase of senior notes																											48
Repaid subordinated notes																																												233
Repayment of subsidiary note with cash																															0	0	(33)													33
Guarantees of certain (primarily insurance) obligations						953	849					95
Limited Guarantee Provided to a subsidiary accounted for as a derivative												1	6
Limited guarantee to Rivermont Insurance Company I, which was accounted for as a derivative, pre-tax income (loss)												(14)	17	(4)
One time commitment fee												2
Net cash paid for taxes																															206
Net cash received for taxes																																27	71
Cash paid for interest						465	444	378																							333	319	276
Dividend received common shares																												3,582,227
Amount of subsidiary common shares received as a dividend															222				180									90
Dividend received preferred shares, number of shares																													131,962
Amount of subsidiary preferred shares received as a dividend																														132
Unrecognized tax benefits						55	226	193	285																					36			36
Uncertain tax benefits related to separation from former parent as non-cash deemed capital contributions																														73
Percentage of subsidiary common shares received as a dividend															85.00%
Amount of subsidiary common shares distributed as a capital contribution		11																	230															211
Percentage of subsidiary common shares distributed as a capital contribution																			15.40%
Tax matters agreement obligation related to section 338 election, period of payment, years										11
Maximum deferred tax assets related to Section 338 election deduction										640
Percentage of tax savings associated with Section 338 deductions										80.00%
Remaining deferred tax assets related to Section 338 election deduction										599	599
Uncertain tax benefits related to separation from former parent as non-cash deemed dividends																																	36
Total assets held in respect of tax elections						370	437
Deferred tax assets related to tax elections																															107	107
Tax receivable from subsidiaries																															263	330
Remaining net deferred tax asset comprised of share-based compensation, NOL carryforwards, unrealized gains on derivatives and a state deferred tax asset						303	194																								629	358
NOL carryforwards						4,977																									1,088
NOL carryforwards, expiration date						2025																									2029
Proceeds from sale of business	412		79																																		412
Investment in subsidiaries				0		0	0																								19,444	18,265						433	427
Earnings from subsidiaries				0	0	0	0	0																							571	277	209					49	48	37
Dividends received from subsidiaries				0	0	0	0	0								240	414	312		374	12	47									545	478	342					39	47	30
Capital contributions to subsidiaries				0	0	0	0	0																							(20)	(15)	(203)						2
Additional performance-based payments, up to																																						70
Business acquisition contingent consideration liability																																					$ 40

[1]	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.